UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:      (212) 632-6000

Date of fiscal year end:          12/31

Date of reporting period:      3/31/2008

FORM N-Q

Item 1.      Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
March 31, 2008 (unaudited)

Description	Shares	Value
Common Stocks—94.9%
Finland—2.9%
Nokia Oyj Sponsored ADR (c)	192,800	$6,136,824
France—7.2%
Sanofi-Aventis ADR	105,200	3,949,208
Societe Generale Sponsored
ADR	72,000	1,411,200
Suez SA Sponsored ADR	79,600	5,221,760
Total SA Sponsored ADR	64,000	4,736,640
Total France		15,318,808
Ireland—1.8%
CRH PLC Sponsored ADR	98,300	3,769,805
Italy—1.1%
Eni SpA Sponsored ADR	36,350	2,475,799
Japan—7.3%
Canon, Inc. Sponsored ADR	44,700	2,072,739
Hoya Corp. Sponsored ADR	73,500	1,701,525
Mitsubishi UFJ Financial Group,
Inc. ADR	528,000	4,593,600
Nomura Holdings, Inc. ADR	332,600	4,998,978
Sumitomo Mitsui Financial Group,
Inc. ADR	321,200	2,119,920
Total Japan		15,486,762
Netherlands—3.0%
Heineken NV ADR	225,600	6,508,560
Singapore—2.9%
Singapore Telecommunications,
Ltd. ADR	217,400	6,141,550
Sweden—0.6%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	61,900	1,216,335
Switzerland—10.1%
Credit Suisse Group Sponsored
ADR	73,400	3,734,592
Nestle SA Sponsored ADR (c)	34,400	4,300,000
Novartis AG ADR	78,900	4,042,047
Roche Holding AG Sponsored
ADR	46,200	4,358,970
UBS AG (c)	75,900	2,185,920
Zurich Financial Services AG
ADR	92,500	$2,904,500
Total Switzerland		21,526,029

United Kingdom—18.1%
Barclays PLC Sponsored ADR	67,800	2,454,360
BP PLC Sponsored ADR	69,600	4,221,240
Cadbury Schweppes PLC
Sponsored ADR	112,700	4,983,594
Diageo PLC Sponsored ADR (c)	101,100	8,221,452
GlaxoSmithKline PLC Sponsored
ADR	80,200	3,402,886
HSBC Holdings PLC Sponsored
ADR	76,300	6,279,490
Tesco PLC Sponsored ADR	153,200	3,447,000
Vodafone Group PLC Sponsored
ADR (c)	191,712	5,657,421
Total United Kingdom		38,667,443

United States—39.9%
Bank of America Corp. (c)	138,200	5,239,162
Bank of New York Mellon Corp.	103,600	4,323,228
Bristol-Myers Squibb Co.	92,600	1,972,380
Cisco Systems, Inc. (a), (c)	220,400	5,309,436
ConocoPhillips	32,900	2,507,309
Exxon Mobil Corp.	105,100	8,889,358
General Electric Co. (c)	116,300	4,304,263
International Business Machines
Corp.	80,700	9,291,798
Johnson & Johnson (c)	104,300	6,765,941
JPMorgan Chase & Co. (c)	148,896	6,395,083
Microsoft Corp.	326,400	9,263,232
Oracle Corp. (a), (c)	399,700	7,818,132
The Home Depot, Inc.	165,500	4,629,035
United Technologies Corp. (c)	68,900	4,741,698
Wyeth	88,900	3,712,464
Total United States		85,162,519

Total Common Stocks
(Identified cost $175,918,523)		202,410,434
	Principal
	Amount
Description	(000) (d)	Value
Foreign Government Obligations—13.9%

Brazil—0.7%
Brazil NTN-F,
10.00%, 07/01/10	2,641	1,414,886

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Egypt—3.8%
Egypt Treasury Bills:
0.00%, 04/15/08	2,825	$517,048
0.00%, 05/13/08	2,750	500,681
0.00%, 05/27/08	7,450	1,352,835
0.00%, 06/10/08	2,050	371,286
0.00%, 06/17/08	21,800	3,943,146
0.00%, 06/24/08	2,400	433,544
0.00%, 07/08/08	4,925	885,112
Total Egypt		8,003,652

Ghana—0.3%
Ghanaian Government Bonds:
13.50%, 03/30/10	420	422,675
14.00%, 03/07/11	310	311,933
Total Ghana		734,608

Hungary—1.5%
Hungarian Government Bonds:
6.25%, 08/24/10	407,100	2,283,790
6.00%, 10/12/11	162,900	880,673
Total Hungary		3,164,463

Mexico—0.6%
Mexican Bonos,
9.00%, 12/20/12	13,145	1,314,284

Peru—2.6%
Peruvian Certificates of Deposit:
0.00%, 04/11/08	2,100	763,541
0.00%, 05/02/08	5,800	2,103,885
0.00%, 06/06/08	3,700	1,336,793
0.00%, 07/03/08	3,600	1,296,615
Total Peru		5,500,834

Turkey—4.4%
Turkish Government Bonds:
0.00%, 02/04/09	4,227	2,742,058
0.00%, 05/06/09	2,011	1,249,814
0.00%, 08/05/09	988	587,846
14.00%, 01/19/11	6,170	4,293,173
16.00%, 03/07/12	743	$525,663
Total Turkey		9,398,554

Total Foreign Government
Obligations
(Identified cost $29,523,348)		29,531,281

Structured Notes—3.7%

Brazil—2.1%
Citigroup Funding, Inc. Brazil Inflation-
Indexed Currency and Credit Linked
Unsecured Notes NTN-B:
7.90%, 05/18/09 (e)	927	1,324,289
8.25%, 08/17/10 (e)	1,029	1,433,864
7.85%, 05/18/15:
Series LTCLN0335 (e)	989	1,356,850
Series LTCLN0948 (e)	365	425,146
Total Brazil		4,540,149

Colombia—1.6%
Citigroup Funding, Inc. Colombia
TES Credit Linked Unsecured Note,
11.34%, 04/27/12 (e)	397	559,619
JPMorgan Chase & Co. Colombian Peso
Linked Notes:
11.48%, 11/14/10 (e)	1,200	1,245,840
12.48%, 03/05/15 (e)	1,638	1,605,568
Total Colombia		3,411,027

Total Structured Notes
(Identified cost $6,528,192)		7,951,176

Repurchase Agreement—0.4%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 3/31/08, collateralized by
$855,000 United States Treasury
Note and Bond, 2.00%, 01/15/16-
01/15/26, with a value of $951,709)
Proceeds of $927,021
(Identified cost $927,000) (c)	$927	927,000
Total Investments—112.9%
(Identified cost $212,897,063) (b)		$240,819,891
Liabilities in Excess of Cash and
Other Assets—(12.9)%		(27,555,187)
Net Assets—100.0%		$213,264,704

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2008:
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	04/14/08	4,857,005	$1,326,000	$1,324,264	$-	$1,736.00
AED	04/23/08	3,000,000	822,594	818,654	-	3,940
AED	05/27/08	8,170,000	2,240,812	2,237,079	-	3,733
AED	06/26/08	3,445,000	947,470	945,589	-	1,881
ARS	04/04/08	3,739,788	1,179,001	1,179,791	790	-
ARS	04/15/08	1,936,249	614,000	609,996	-	4,004
ARS	04/17/08	3,442,077	1,086,000	1,084,123	-	1,877
ARS	04/25/08	1,509,456	472,001	474,951	2,950	-
ARS	05/19/08	3,757,820	1,178,001	1,179,167	1,166	-
ARS	08/06/08	2,789,648	863,001	866,475	3,474	-
BRL	04/04/08	1,257,164	673,001	715,895	42,894	-
BRL	04/04/08	165,299	94,000	94,130	130	-
BRL	06/18/08	3,839,076	2,091,000	2,154,630	63,630	-
BRL	09/15/08	1,174,095	669,000	645,495	-	23,505
COP	04/11/08	1,012,475,000	500,000	551,773	51,773	-
COP	04/25/08	978,508,000	532,666	531,639	-	1,027
GHC	04/18/08	245,000	246,281	246,884	603	-
GHC	04/28/08	587,000	591,853	589,987	-	1,866
GHC	06/20/08	416,015	413,000	412,243	-	757
GHC	07/11/08	234,320	232,000	230,908	-	1,092
GHC	07/21/08	702,563	718,000	690,503	-	27,497
GHC	09/29/08	538,000	520,813	519,113	-	1,700
HUF	04/14/08	267,489,435	1,473,000	1,616,812	143,812	-
IDR	04/11/08	7,939,935,000	873,000	861,795	-	11,205
IDR	04/11/08	7,883,902,000	859,000	855,713	-	3,287
IDR	04/24/08	6,420,015,000	687,000	696,088	9,088	-
ILS	06/11/08	4,726,500	1,150,000	1,339,333	189,333	-
ILS	07/07/08	5,290,992	1,267,000	1,498,068	231,068	-
INR	04/21/08	40,971,000	1,007,401	1,019,056	11,655	-
INR	04/22/08	12,028,770	299,000	299,157	157	-
INR	04/24/08	41,299,135	1,010,500	1,026,907	16,407	-
INR	04/25/08	41,299,135	1,010,500	1,026,804	16,304	-
INR	07/10/08	75,964,800	1,930,000	1,879,283	-	50,717
KRW	04/21/08	1,036,731,200	1,018,000	1,047,351	29,351	-
KRW	04/21/08	1,143,420,000	1,140,000	1,155,133	15,133	-
KWD	04/28/08	675,779	2,541,000	2,549,276	8,276	-
KWD	06/19/08	182,938	694,000	693,084	-	916
MYR	04/07/08	1,585,950	485,000	495,804	10,804	-
MYR	04/09/08	1,755,494	538,000	548,795	10,795	-
MYR	04/14/08	2,860,000	880,000	894,032	14,032	-
MYR	04/28/08	3,142,000	979,121	982,035	2,914	-
MYR	04/30/08	1,676,000	523,750	523,824	74	-
MYR	05/20/08	3,250,280	979,000	1,015,497	36,497	-
NGN	04/07/08	52,480,800	444,000	447,654	3,654	-
NGN	05/12/08	128,454,000	1,084,000	1,088,019	4,019	-
NGN	07/07/08	52,791,600	444,000	438,920	-	5,080
NGN	07/08/08	128,007,000	1,070,507	1,064,276	-	6,231
NGN	07/14/08	161,963,000	1,353,300	1,346,593	-	6,707

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2008 (continued):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
NGN	09/08/08	58,177,000	$486,347	$483,695	$-	$2,652
PEN	04/02/08	1,493,952	502,000	544,006	42,006	-
PEN	04/02/08	516,701	184,899	188,151	3,252	-
PEN	04/03/08	1,543,640	518,000	562,180	44,180	-
PEN	04/03/08	5,279,165	1,889,600	1,922,626	33,026	-
PEN	05/19/08	3,450,840	1,158,000	1,265,203	107,203	-
PEN	05/23/08	3,440,865	1,146,000	1,262,286	116,286	-
PEN	05/30/08	3,445,943	1,155,000	1,265,448	110,448	-
PEN	03/03/09	2,749,120	968,000	1,024,334	56,334	-
PHP	04/14/08	6,908,000	167,062	165,173	-	1,889
PHP	04/22/08	11,220,300	274,000	268,089	-	5,911
PHP	05/27/08	67,466,660	1,654,000	1,606,610	-	47,390
PHP	06/19/08	46,306,000	1,096,000	1,100,441	4,441	-
PLN	06/25/08	6,107,158	2,686,000	2,723,745	37,745	-
RUB	04/11/08	54,341,483	2,187,000	2,310,614	123,614	-
RUB	04/28/08	77,601,780	3,144,000	3,294,916	150,916	-
RUB	05/23/08	58,377,000	2,277,238	2,473,164	195,926	-
RUB	09/19/08	21,264,250	725,000	891,484	166,484	-
RUB	03/16/09	11,377,905	462,000	466,642	4,642	-
SGD	06/26/08	1,480,294	1,074,000	1,079,023	5,023	-
SKK	04/22/08	23,245,931	1,005,319	1,128,595	123,276	-
SKK	04/28/08	13,072,400	617,244	634,546	17,302	-
SKK	05/27/08	27,407,613	1,294,115	1,328,822	34,707	-
SKK	05/27/08	25,354,400	1,145,651	1,229,275	83,624	-
SKK	06/25/08	20,407,725	975,000	988,546	13,546	-
TRY	10/10/08	367,808	284,000	256,823	-	27,177
TRY	10/10/08	812,827	621,000	567,558	-	53,442
TRY	10/10/08	3,946,020	2,835,599	2,755,315	-	80,284
TZS	04/16/08	722,085,000	529,000	588,560	59,560	-
TZS	04/16/08	182,286,000	156,000	148,578	-	7,422
TZS	04/21/08	554,182,000	401,000	451,490	50,490	-
TZS	04/30/08	745,327,886	547,230	606,698	59,468	-
TZS	04/30/08	127,074,000	104,847	103,438	-	1,409
TZS	05/27/08	277,669,000	231,700	224,952	-	6,748
TZS	06/11/08	440,778,720	323,000	356,214	33,214	-
UAH	04/14/08	3,838,000	760,000	764,989	4,989	-
UAH	04/29/08	3,363,000	660,059	667,167	7,108	-
UAH	05/19/08	4,496,450	886,000	888,343	2,343	-
UAH	06/05/08	482,125	95,000	94,902	-	98
UAH	06/24/08	2,780,000	553,234	544,604	-	8,630
UAH	08/19/08	7,293,970	1,433,000	1,408,296	-	24,704
UAH	08/26/08	3,106,880	608,000	598,783	-	9,217
UAH	08/27/08	3,766,070	737,000	725,640	-	11,360
UAH	08/28/08	2,865,000	561,215	551,881	-	9,334
UAH	09/05/08	1,206,000	235,088	231,832	-	3,256
UAH	09/22/08	2,108,000	412,121	403,459	-	8,662
UAH	10/01/08	2,161,210	425,000	412,699	-	12,301
UGX	05/16/08	448,920,000	261,000	262,230	1,230	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2008 (concluded):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
UGX	05/30/08	410,025,000	$231,000	$238,664	$7,664	$-
UGX	07/10/08	427,692,960	244,000	246,566	2,566	-
UGX	07/17/08	460,202,600	260,000	264,667	4,667	-
UGX	08/28/08	249,570,000	141,000	141,480	480	-
UGX	09/02/08	811,053,000	459,000	459,000	-	-
UGX	09/03/08	880,300,000	500,170	498,020	-	2,150
VND	05/02/08	6,166,400,000	376,000	381,005	5,005	-
VND	06/02/08	6,147,600,000	376,000	378,050	2,050	-
VND	07/01/08	6,185,200,000	376,000	378,360	2,360	-
VND	07/01/08	16,249,740,000	1,004,000	994,026	-	9,974
ZMK	04/03/08	737,940,000	196,000	201,491	5,491	-
ZMK	06/03/08	775,950,000	210,000	210,000	-	-
ZMK	01/12/09	1,332,204,570	321,000	335,185	14,185	-
Total Forward Currency Purchase Contracts			$90,896,311	$93,061,177	$2,657,634	$492,768

Forward Currency Sale Contracts open at March 31, 2008:
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
ARS	04/04/08	3,739,788	$1,180,861	$1,179,791	$1,070.00	$-
BRL	06/18/08	2,559,866	1,491,503	1,436,690	54,813	-
BRL	06/18/08	4,611,415	2,651,000	2,588,094	62,906	-
COP	06/09/08	2,403,766,000	1,292,000	1,292,792	-	792
COP	02/27/09	3,293,053,000	1,649,000	1,668,402	-	19,402
EUR	04/22/08	691,000	1,005,319	1,090,094	-	84,775
EUR	04/28/08	727,000	1,121,398	1,146,651	-	25,253
EUR	04/28/08	400,000	617,244	630,895	-	13,651
EUR	05/27/08	839,000	1,294,115	1,321,377	-	27,262
EUR	05/27/08	773,000	1,145,651	1,217,430	-	71,779
EUR	05/27/08	1,960,458	3,067,920	3,087,608	-	19,688
HUF	04/14/08	80,540,192	464,000	486,817	-	22,817
HUF	04/14/08	25,787,250	157,000	155,868	1,132	-
HUF	04/14/08	186,949,243	1,138,199	1,129,995	8,204	-
ILS	06/11/08	4,726,500	1,300,740	1,339,333	-	38,593
ILS	07/07/08	5,290,992	1,454,129	1,498,068	-	43,939
MXN	04/03/08	14,159,107	1,316,000	1,329,866	-	13,866
PEN	04/02/08	2,010,653	688,344	732,156	-	43,812
PEN	04/03/08	3,681,250	1,259,839	1,340,679	-	80,840
PEN	04/03/08	3,141,555	1,095,000	1,144,127	-	49,127
PEN	05/19/08	3,315,358	1,139,298	1,215,530	-	76,232
PEN	05/19/08	9,858,900	3,540,000	3,614,629	-	74,629
PEN	05/23/08	3,053,424	1,049,287	1,120,153	-	70,866
PEN	05/30/08	3,053,424	1,049,287	1,121,304	-	72,017
RUB	04/11/08	37,960,158	1,574,000	1,614,076	-	40,076
RUB	04/11/08	16,381,325	687,136	696,538	-	9,402
RUB	05/23/08	40,012,433	1,577,000	1,695,142	-	118,142
SKK	05/27/08	19,852,800	960,000	962,537	-	2,537
TRY	10/10/08	3,938,000	3,008,403	2,749,715	258,688	-
TRY	10/10/08	1,188,656	929,000	829,981	99,019	-
TRY	10/10/08	3,217,379	2,312,000	2,246,540	65,460	-
TZS	04/14/08	534,131,250	452,654	435,445	17,209	-
TZS	04/21/08	382,091,000	326,295	311,288	15,007	-
TZS	06/11/08	440,778,720	333,936	356,214	-	22,278
UAH	08/28/08	629,760	123,000	121,310	1,690	-
ZMK	04/03/08	737,940,000	202,175	201,491	684	-
Total Forward Currency Sale Contracts			$44,652,733	$45,108,626	585,882	1,041,775
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$3,243,516	$1,534,543

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost was $212,897,063, aggregate gross unrealized appreciation was $40,079,286, aggregate gross unrealized depreciation was $12,156,458, and the net unrealized appreciation was $27,922,828.
(c)	Segregated security for forward currency contracts.
(d)	Principal amount denominated in respective country’s currency unless otherwise specified.
(e)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2008, these securities amounted to 3.7% of net assets and are not considered to be liquid. Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of March 31, 2008.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
TES – Titulos de Tesoreria

Currency Abbreviations:
AED — United Arab Emirates Dirham	NGN — Nigerian Naira
ARS — Argentine Peso	PEN — Peruvian New Sol
BRL — Brazilian Real	PHP — Philippine Peso
COP — Colombian Peso	PLN — Polish Zloty
EUR — Euro	RUB — Russian Ruble
GHC — Ghanaian Cedi	SGD — Singapore Dollar
HUF — Hungarian Forint	SKK — Slovenska Koruna
IDR — Indonesian Rupiah	TRY — New Turkish Lira
ILS — Israeli Shekel	TZS — Tanzanian Shilling
INR — Indian Rupee	UAH — Ukranian Hryvnia
KRW — South Korean Won	UGX — Ugandan Shilling
KWD — Kuwaiti Dinar	VND — Vietnamese Dong
MXN — Mexican Peso	ZMK — Zambian Kwacha
MYR — Malaysian Ringgit

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	6.9%
Banking	14.1
Computer Software	8.0
Drugs	10.1
Electric	2.4
Energy Integrated	10.6
Financial Services	6.4
Food & Beverages	4.4
Housing	1.8
Insurance	1.4
Manufacturing	4.2
Medical Products	3.2
Retail	3.8
Semiconductors & Components	1.8
Technology	4.4
Technology Hardware	5.9
Telecommunications	5.5
Subtotal	94.9
Foreign Government Obligations	13.9
Structured Notes	3.7
Repurchase Agreement	0.4
Total Investments	112.9%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable, such securities will be value at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (“the Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’ s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

	Lazard Global Total Return & Income Fund, Inc.
		Other
	Investments	Financial
Level	in Securities	Instruments*
Level 1	$202,410,434	$-
Level 2	29,723,673	1,708,973
Level 3	8,685,784	-
Total	$240,819,891	$1,708,973

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2008 (unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Lazard Global Total Return & Income Fund, Inc.
		Other
	Investments	Financial
	in Securities	Instruments
Balance as of 12/31/07	$6,486,430	$-
Accrued discounts/premiums	1,481	-
Realized gain (loss)*	-	-
Change in unrealized appreciation/depreciation	239,814	-
Net purchases (sales)	1,958,059	-
Net transfers in and/or out of Level 3	-	-
Balance as of 3/31/08	$8,685,784	-
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$239,814	$-

*The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.    Controls and Procedures.

(a)    The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.    Exhibits.

      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2008